UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22500

                                             O’Connor Fund of Funds: Multi-Strategy

(Exact name of registrant as specified in charter)

677 Washington Boulevard

            Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

James M. Hnilo, Esq.

UBS Alternative and Quantitative Investments LLC

One North Wacker Drive, 32nd Floor

                                Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 525-6000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

O’Connor Fund of Funds: Multi-Strategy

Schedule of Portfolio Investments

(Unaudited)

December 31, 2012

Investment Fund	Cost	Fair Value	% of Net Assets	Realized and Unrealized Gain/(Loss) from Investments	Initial Acquisition Date	Liquidity (a)	First Available Redemption (b)	Dollar Amount of Fair Value for First Available Redemption (b)
Credit
Axonic Credit Opportunities Fund, LP (c)	$12,500,000	$14,531,638	4.77	$2,031,638	5/1/2012	Quarterly
Global Credit Advisers, LLC (c)	7,500,000	8,177,784	2.69	528,200	4/1/2011	Quarterly
Magnetar Constellation Fund, Ltd. (d)	9,250,000	10,398,127	3.42	893,752	4/1/2011	Quarterly
Tricadia Credit Strategies, Ltd. (c)	6,400,000	6,874,204	2.26	561,332	7/1/2011	Quarterly

Credit Subtotal	$35,650,000	$39,981,753	13.14%	$4,014,922

Equity Hedged
Anthion Offshore Fund, Ltd. - Class C2 - Series 1 (c),(e)	744,617	618,755	0.20	(1,546)	4/1/2011	Quarterly
Anthion Offshore Fund, Ltd. - Class S - Series 1 (f)	36,600	23,483	0.01	(13,117)	4/1/2011	(f)
Atlas Institutional Fund, Ltd (c)	9,668,952	10,010,883	3.29	755,345	5/1/2011	Quarterly
Glenview Institutional Partners, L.P. (c)	6,600,000	7,498,417	2.46	1,139,239	4/1/2011	Quarterly
Newbrook Capital Offshore Fund Ltd (c)	9,000,000	8,976,307	2.95	(23,693)	9/1/2012	Quarterly
Perceptive Life Sciences Qualified Fund, L.P. (c)	6,600,000	8,583,963	2.82	1,951,618	4/1/2011	Quarterly
Soroban Cayman Fund Ltd (c),(e)	7,000,000	8,562,145	2.81	720,711	4/1/2011	Quarterly
Turiya Fund LP (c),(g)	10,600,000	10,806,698	3.55	(69,777)	4/1/2011	Quarterly
West Face Long Term Opportunities (USA) LP - 2010 Series Designated Investments 0312 - USD (f)	142,144	137,967	0.05	1,999	4/1/2011	(f)
West Face Long Term Opportunities (USA) LP - 2010 Series Non Restricted - USD (c),(e)	4,843,392	4,648,858	1.53	(22,259)	4/1/2011	Quarterly

Equity Hedged Subtotal	$55,235,705	$59,867,476	19.67%	$4,438,520

Multi-Strategy
Millennium International Ltd. (c),(e)	22,750,000	24,287,187	7.98	759,401	4/1/2011	Quarterly
Scoggin Capital Management II LLC (c),(e)	871,716	856,794	0.28	8,363	4/1/2011	Quarterly

Multi-Strategy Subtotal	$23,621,716	$25,143,981	8.26%	$767,764

Relative Value
Black River Fixed Income Relative Value Opportunity Fund (Onshore), Ltd. (c),(h)	8,000,000	8,102,330	2.66	102,330	11/1/2012	Quarterly
Cello Fixed Income Domestic Fund, LP (c)	5,000,000	5,490,263	1.80	490,263	4/1/2012	Quarterly
Field Street Partners, LP (c)	9,218,994	9,886,763	3.25	270,836	4/1/2011	Monthly
OxAM Quant Fund (International) Limited (c)	6,750,000	8,246,247	2.71	664,291	6/1/2011	Monthly
Providence MBS Fund, LP (c)	5,600,000	6,932,730	2.28	422,479	4/1/2011	Quarterly
Two Sigma Absolute Return Cayman Fund, Ltd (c)	19,000,000	18,784,847	6.17	(215,153)	8/1/2012	Monthly

Relative Value Subtotal	$53,568,994	$57,443,180	18.87%	$1,735,046

Trading
D.E. Shaw Oculus International Fund (c)	12,000,000	14,597,485	4.80	1,458,937	7/1/2011	Quarterly
Dymon Asia Macro Fund (c)	9,000,000	9,144,199	3.00	322,320	10/1/2011	Monthly
MKP Opportunity Partners, L.P. (c)	12,192,063	12,536,020	4.12	536,020	6/1/2012	Monthly
Stratus Feeder Limited (c)	14,932,500	14,222,759	4.67	(489,266)	1/1/2012	Monthly
Whiteside Energy Offshore, Ltd. (c)	11,500,000	11,797,918	3.88	459,395	10/1/2011	Monthly

Trading Subtotal	$59,624,563	$62,298,381	20.47%	$2,287,406

O’Connor Fund of Funds: Multi-Strategy

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2012

Redeemed Investment Funds	—	—	—	(617,758)

Total	$227,700,978	$244,734,771	80.41%	$12,625,900

(a) Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.

(b) Investment Funds with no dates or amounts are available to be redeemed with no restrictions, as of the measurement date.

(c) Investment Fund categorized as Level 2 investments.

(d) The Investment Fund is subject to an investor level gate of 12.5%.

(e) The Investment Fund is subject to an investor level gate of 25%.

(f) A portion or all of the Fund’s interests in the Investment Fund are held in side pockets which have restricted liquidity.

(g) The Investment Fund is subject to an investor level gate of 33.3%.

(h) The Investment Fund is subject to an investor level gate of 50%.

Complete information about the Investment Funds’ underlying investments is not readily available.

The following is a summary of the inputs used in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing the Fund’s investments are not necessarily an indication of the risk associated with investing in those investments. The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem within one quarter of the December 31, 2012 measurement date, subject to further lockups and liquidity provisions. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem within one quarter of the December 31, 2012 measurement date. Further liquidity information is contained in the Schedule of Portfolio Investments. In the prior year, Investment Funds were categorized as Level 2 investments if the Fund had the ability to redeem at net asset value as of the December 31, 2011 measurement date or within one year of such date. There were no transfers between Level 1 and Level 2 during the nine month period ended December 31, 2012.

ASSETS TABLE
	Total Fair Value at December 31,	Level 1	Level 2	Level 3
Description	2012
Credit	$39,981,753	$—	$29,583,626	$10,398,127
Equity Hedged	59,867,476	—	59,706,026	161,450
Multi-Strategy	25,143,981	—	25,143,981	—
Relative Value	57,443,180	—	57,443,180	—
Trading	62,298,381	—	62,298,381	—

Total Assets	$244,734,771	$—	$234,175,194	$10,559,577

O’Connor Fund of Funds: Multi-Strategy

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2012

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of March 31, 2012*	Realized gain / (loss)	Change in unrealized appreciation / depreciation	Purchases	Sales	Transfers into Level 3**	Transfers out of Level 3	Balance as of December 31, 2012
Credit	$9,504,375	$–	$893,752	$–	$–	$–	$–	$10,398,127
Equity Hedged	–	–	–	–	–	161,450	–	161,450
Other	4,312,491	165,256	(112,491)	2,800,000	(7,165,256)	–	–	–
Total	$13,816,866	$165,256	$781,261	$2,800,000	$(7,165,256)	$161,450	$–	$10,559,577

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of December 31, 2012 is $882,634.

*	Balance as of March 31, 2012 was adjusted to reflect Level 3 investments where the Fund does not have ability to redeem within one quarter of March 31, 2012, subject to further lockups and liquidity provisions.
**	The transfer from Level 2 into Level 3 investments in the amount of $161,450 is due to transfers from two Investment Funds’ liquid holdings into side pockets during the nine month period ended December 31, 2012.

O’Connor Fund of Funds: Multi-Strategy

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2012

Portfolio Valuation

The Investment Funds in the credit strategy utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. Investment Funds within this strategy are generally subject to 60 - 90 day redemption notice periods and are available to be redeemed in accordance with their offering documents, including 26 percent with investor level gates, as of the measurement date.

The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. Investment Funds within this strategy are generally subject to 45 - 90 day redemption notice periods. Investment Funds representing approximately 0.27 percent of the fair value of the investments in this strategy are side pockets where the liquidation of assets is uncertain. The remaining approximately 99.73 percent of the Investment Funds, including 41 percent with investor level gates, are available to be redeemed in accordance with their offering documents, as of the measurement date.

The Investment Funds in the multi-strategy strategy invest in both long and short, equity and debt strategies that are primarily in US based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. Investment Funds within this strategy are generally subject to a 60 - 90 day redemption notice period and are available to be redeemed in accordance with their offering documents, including investor level gates, as of the measurement date.

The Investment Funds in the relative value strategy, a broad category, generally encompass strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, for example to geography, changes in interest rates, equity market movement, and currencies, to name a few examples. Investment Funds within this strategy are generally subject to a 30 - 120 day redemption notice period and are available to be redeemed in accordance with their offering documents, including 14 percent with investor level gates, as of the measurement date.

O’Connor Fund of Funds: Multi-Strategy

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2012

The Investment Funds in the trading strategy are generally top-down in nature and often driven by econometric and macroeconomic research. These Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. Investment Funds within this strategy are generally subject to a 30 - 75 day redemption notice period and are available to be redeemed in accordance with their offering documents, as of the measurement date.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of December 31, 2012.

The Fund recognizes transfers into and out of the levels indicated above and transfers between an Investment Fund’s liquid holdings and side pocket holdings at the end of the reporting period. Please refer to the September 30, 2012 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     O’Connor Fund of Funds: Multi-Strategy

By (Signature and Title)*         /s/ William Ferri

                                                   William Ferri, Principal Executive Officer

Date    2-27-13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ William Ferri

                                                   William Ferri, Principal Executive Officer

Date    2-27-13

By (Signature and Title)*         /s/ Nicholas Vagra

                                                   Nicholas Vagra, Principal Accounting Officer

Date    2-27-13

* Print the name and title of each signing officer under his or her signature.